Taxes (Details) - Schedule of Taxes Payable - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Taxes Payable, Current [Abstract]
Income tax payable	$ 10,939	$ 1,905
Total taxes payable	$ 10,939	$ 1,905